Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,118,712,500.00
Previously Paid Amount	0.00
Total Fee Amount	292,594.20
Total Offset Amount	0.00
Net Fee	$ 292,594.20